April 29, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Ameriprise Certificate Company Ameriprise Stock Market Certificate Post-Effective Amendment No. 38 File No. 33-22503
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Stock Market Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 38 (Amendment). This Amendment was filed electronically on April 25, 2011.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Scott R. Plummer Scott R. Plummer
Vice President, Secretary and General Counsel
Ameriprise Certificate Company